Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Information [Abstract]
SEGMENT REPORTING

17. Segment Reporting

The Group's chief operating decision maker ("CODM") is the Executive Committee, which periodically reviews financial information at the business line level. Thus, each of the business lines in which the Group operates are considered operating segments.

The Group has aggregated operating segments into the following reporting segments for the purposes of its interim condensed consolidated financial statements:

1.	Specialty Long tail (comprising business lines with underwriting risks assumed in form of liability insurance and of a long-term nature with respect to related claims).

2.	Specialty Short tail (comprising business lines with underwriting risks assumed in the form of property and specialty line insurance and of a short-term nature with respect to related claims).

3.	Reinsurance which covers the inward reinsurance treaty and is a single operating segment.

The Group is of the view that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) nature of products, (ii) similarities of customer base, products, underwriting processes and outward reinsurance processes, (iii) regulatory environments and (iv) distribution methods.

Segment performance is evaluated based on net underwriting results and is measured consistently with the overall net underwriting results in the interim condensed consolidated financial statements.

The Group also has general and administrative expenses, net investment income, gain/loss on foreign exchange, other expenses/revenues and tax expense. These financial items are presented under "Corporate and Other" in the tables below as the Group does not allocate them to individual reporting segments.

a) Segment disclosure for the Group's consolidated operations is as follows:

	For the period ended 30 June 2020
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD	USD	USD	USD	USD	USD

Underwriting revenues
Gross written premiums	82,985,780	142,079,688	11,435,200	236,500,668	-	236,500,668
Reinsurer's share of insurance premiums	(12,455,192)	(53,423,266)	-	(65,878,458)	-	(65,878,458)
Net written premiums	70,530,588	88,656,422	11,435,200	170,622,210	-	170,622,210
Net change in unearned premiums	(6,133,165)	(25,156,399)	(3,082,722)	(34,372,286)	-	(34,372,286)
Net premiums earned	64,397,423	63,500,023	8,352,478	136,249,924	-	136,249,924

Underwriting deductions
Net policy acquisition expenses	(12,830,210)	(11,671,287)	(1,368,310)	(25,869,807)	-	(25,869,807)
Net claims and claim adjustment expenses	(32,105,230)	(30,507,425)	(1,674,117)	(64,286,772)	-	(64,286,772)
Net underwriting results	19,461,983	21,321,311	5,310,051	46,093,345	-	46,093,345

General and administrative expenses	-	-	-	-	(22,423,364)	(22,423,364)
Net investment income	-	-	-	-	3,052,374	3,052,374
Share of loss from associates	-	-	-	-	(438,993)	(438,993)
Impairment loss on insurance receivables	-	-	-	-	(2,177,998)	(2,177,998)
Other revenues	-	-	-	-	117,174	117,174
Other expenses	-	-	-	-	(605,463)	(605,463)
Listing related cost	-	-	-	-	(3,366,390)	(3,366,390)
Loss on foreign exchange	-	-	-	-	(8,658,231)	(8,658,231)
Profit (loss) before tax	19,461,983	21,321,311	5,310,051	46,093,345	(34,500,891)	11,592,454
Income tax	-	-	-	-	(432,723)	(432,723)
Profit for the period	19,461,983	21,321,311	5,310,051	46,093,345	(34,933,614)	11,159,731

	For the period ended 30 June 2019
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD	USD	USD	USD	USD	USD

Underwriting revenues
Gross written premiums	59,923,058	115,507,606	10,899,528	186,330,192	-	186,330,192
Reinsurer's share of insurance premiums	(3,738,488)	(45,301,301)	-	(49,039,789)	-	(49,039,789)
Net written premiums	56,184,570	70,206,305	10,899,528	137,290,403	-	137,290,403
Net change in unearned premiums	(11,132,821)	(20,075,859)	(2,606,370)	(33,815,050)	-	(33,815,050)
Net premiums earned	45,051,749	50,130,446	8,293,158	103,475,353	-	103,475,353

Underwriting deductions
Net policy acquisition expenses	(9,842,982)	(10,819,429)	(1,347,482)	(22,009,893)	-	(22,009,893)
Net claims and claim adjustment expenses	(26,475,530)	(24,389,421)	(4,513,040)	(55,377,991)	-	(55,377,991)
Net underwriting results	8,733,237	14,921,596	2,432,636	26,087,469	-	26,087,469

General and administrative expenses	-	-	-	-	(18,503,774)	(18,503,774)
Net investment income	-	-	-	-	7,292,252	7,292,252
Share of profit from associates	-	-	-	-	109,344	109,344
Other revenues	-	-	-	-	900,161	900,161
Other expenses	-	-	-	-	(1,215,431)	(1,215,431)
Gain on foreign exchange	-	-	-	-	424,184	424,184
Profit (loss) before tax	8,733,237	14,921,596	2,432,636	26,087,469	(10,993,264)	15,094,205
Income tax	-	-	-	-	(196,109)	(196,109)
Profit for the period	8,733,237	14,921,596	2,432,636	26,087,469	(11,189,373)	14,898,096

b) Non – current operating assets information by geography as at 30 June 2020 and 31 December 2019 are as follows:

	30 June 2020	31 December 2019
	USD	USD

Middle East	37,860,059	40,581,053
North Africa	8,537	25,093
UK	1,408,504	1,622,236
Asia	96,136	104,666
	39,373,236	42,333,048

Non-current assets for this purpose consist of property, plant and equipment, right-of-use assets, investment properties and intangible assets.

30.	SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) is the Executive Committee, which periodically reviews financial information at the business line level. Thus, each of the business lines in which the Group operates are considered operating segments.

The Group has aggregated operating segments into the following reporting segments for the purposes of its consolidated financial statements:

1.	Specialty Long tail (comprising business lines with underwriting risks assumed in form of liability insurance and of a long-term nature with respect to related claims).

2.	Specialty Short tail (comprising business lines with underwriting risks assumed in the form of property and specialty line insurance and of short-term nature with respect to related claims).

3.	Reinsurance which covers the inward reinsurance treaty and is a single operating segment

The Group is of the view that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) nature of products, (ii) similarities of customer base, products, underwriting processes and outward reinsurance processes, (iii) regulatory environments and (iv) distribution methods.

Segment performance is evaluated based on net underwriting results and is measured consistently with the overall net underwriting results in the consolidated financial statements.

The Group also has general and administrative expenses, net investment income, gain/loss on foreign exchange, other expenses/revenues and tax expense. These financial items are presented under “Corporate and Other” in the tables below as the Group does not allocate them to individual reporting segments.

a)	Segment disclosure for the Group’s consolidated operations is as follows:

	2019
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD	USD	USD	USD	USD	USD

Underwriting revenues
Gross written premiums	142,515,347	188,790,616	17,985,942	349,291,905	-	349,291,905
Reinsurer’s share of insurance premiums	(22,541,384)	(74,597,986)	-	(97,139,370)	-	(97,139,370)
Net written premiums	119,973,963	114,192,630	17,985,942	252,152,535	-	252,152,535
Net change in unearned premiums	(23,523,415)	(12,839,449)	(246,775)	(36,609,639)	-	(36,609,639)
Net premiums earned	96,450,548	101,353,181	17,739,167	215,542,896	-	215,542,896

Underwriting deductions
Net policy acquisition expenses	(21,280,118)	(21,159,319)	(2,996,001)	(45,435,438)	-	(45,435,438)
Net claims and claim adjustment expenses	(58,799,478)	(44,725,627)	(14,538,383)	(118,063,488)	-	(118,063,488)
Net underwriting results	16,370,952	35,468,235	204,783	52,043,970	-	52,043,970

General and administrative expenses	-	-	-	-	(39,265,945)	(39,265,945)
Net investment income	-	-	-	-	13,374,076	13,374,076
Share of loss from associates	-	-	-	-	(376,104)	(376,104)
Impairment loss on insurance receivables	-	-	-	-	(628,887)	(628,887)
Other revenues	-	-	-	-	1,428,265	1,428,265
Other expenses	-	-	-	-	(2,194,666)	(2,194,666)
Listing related expenses	-	-	-	-	(4,831,976)	(4,831,976)
Gain on foreign exchange	-	-	-	-	5,704,249	5,704,249
Profit (loss) before tax	16,370,952	35,468,235	204,783	52,043,970	(26,790,988)	25,252,982
Income tax	-	-	-	-	(1,687,583)	(1,687,583)
Profit for the year	16,370,952	35,468,235	204,783	52,043,970	(28,478,571)	23,565,399

	2018
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD	USD	USD	USD	USD	USD

Underwriting revenues
Gross written premiums	91,959,644	191,839,289	17,819,553	301,618,486	-	301,618,486
Reinsurer’s share of insurance premiums	47,803	(98,235,891)	-	(98,188,088)	-	(98,188,088)
Net written premiums	92,007,447	93,603,398	17,819,553	203,430,398	-	203,430,398
Net change in unearned premiums	(22,096,205)	2,001,935	(26,509)	(20,120,779)	-	(20,120,779)
Net premiums earned	69,911,242	95,605,333	17,793,044	183,309,619	-	183,309,619

Underwriting deductions
Net policy acquisition expenses	(16,150,853)	(22,762,489)	(3,050,180)	(41,963,522)	-	(41,963,522)
Net claims and claim adjustment expenses	(37,305,026)	(36,564,914)	(11,417,561)	(85,287,501)	-	(85,287,501)
Net underwriting results	16,455,363	36,277,930	3,325,303	56,058,596	-	56,058,596

General and administrative expenses	-	-	-	-	(35,351,679)	(35,351,679)
Net investment income	-	-	-	-	10,310,296	10,310,296
Share of loss from associates	-	-	-	-	(885,673)	(885,673)
Impairment loss on insurance receivables	-	-	-	-	(472,124)	(472,124)
Other revenues	-	-	-	-	902,750	902,750
Other expenses	-	-	-	-	(1,586,281)	(1,586,281)
Loss on foreign exchange	-	-	-	-	(3,371,941)	(3,371,941)
Profit (loss) before tax	16,455,363	36,277,930	3,325,303	56,058,596	(30,454,652)	25,603,944
Income tax	-	-	-	-	(62,241)	(62,241)
Profit for the year	16,455,363	36,277,930	3,325,303	56,058,596	(30,516,893)	25,541,703

	2017
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD	USD	USD	USD	USD	USD

Underwriting revenues
Gross written premiums	59,405,845	198,043,886	17,652,460	275,102,191	-	275,102,191
Reinsurer’s share of insurance premiums	(9,930,020)	(104,404,730)	-	(114,334,750)	-	(114,334,750)
Net written premiums	49,475,825	93,639,156	17,652,460	160,767,441	-	160,767,441
Net change in unearned premiums	(11,126,468)	(2,329,012)	(579,177)	(14,034,657)	-	(14,034,657)
Net premiums earned	38,349,357	91,310,144	17,073,283	146,732,784	-	146,732,784

Underwriting deductions
Net policy acquisition expenses	(10,692,254)	(22,923,009)	(2,616,447)	(36,231,710)	-	(36,231,710)
Net claims and claim adjustment expense	(14,344,990)	(60,486,788)	(12,098,759)	(86,930,537)	-	(86,930,537)
Net underwriting results	13,312,113	7,900,347	2,358,077	23,570,537	-	23,570,537

General and administrative expenses	-	-	-	-	(30,902,604)	(30,902,604)
Net investment income	-	-	-	-	12,564,842	12,564,842
Share of profit from associates	-	-	-	-	992,218	992,218
Impairment loss on insurance receivables	-	-	-	-	(1,214,456)	(1,214,456)
Other revenues	-	-	-	-	856,540	856,540
Other expenses	-	-	-	-	(1,466,042)	(1,466,042)
Gain on foreign exchange	-	-	-	-	2,615,883	2,615,883
Profit (loss) before tax	13,312,113	7,900,347	2,358,077	23,570,537	(16,553,619)	7,016,918
Income tax	-	-	-	-	14,422	14,422
Profit for the year	13,312,113	7,900,347	2,358,077	23,570,537	(16,539,197)	7,031,340

b)	Non – current operating assets information by geography for years ended 31 December 2019 and 2018 are as follows:

	2019	2018
	USD	USD

Middle East	40,581,053	45,333,446
North Africa	25,093	65,715
UK	1,622,236	406,262
Asia	104,666	2,538
	42,333,048	45,807,961

Non-current assets for this purpose consist of property, plant and equipment, investment properties and intangible assets.